Share Capital and Other Equity Instruments - Schedule of Changes in Number of RSU outstanding (Details)					12 Months Ended
	May 30, 2019 shares	Jan. 31, 2019 shares	Dec. 04, 2018 shares	Nov. 24, 2017 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expired							(1,221)
RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Balance - beginning of year					18,299	9,799	9,237
Granted		12,564	10,329	6,091	12,564	10,329	7,449
Expired						(1,578)	(3,157)
Forfeited					(409)	(19)	(539)
Released	(8,396)					(232)	(3,191)
Paid in cash	(8,396)				(8,396)
Cancelled					(4,493)
Balance - end of year					17,565	18,299	9,799